Equity Incentive Plans (Details) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 26, 2019	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plans (Details) [Line Items]
Unrecognized compensation expense						$ 53,000
Weighted average period						3 months
Common shares authorized for issuance (in Shares)								1,255,860
Equity incentive plans description								(i) 10% of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the Board.
Share based award for future grant (in Shares)								51,500
Interest rate				10.00%			10.00%	195.00%
Fair value of RSUs								$ 17,000	$ 200,000
RSU granted			$ 799,000	$ 406,000	$ 377,000			$ 783,000
Estimated fair value		$ 2.51
Equity Option [Member]
Equity Incentive Plans (Details) [Line Items]
Interest rate								125.00%
Restricted Stock Awards [Member]
Equity Incentive Plans (Details) [Line Items]
Granted fully vested awards (in Shares)				400,841		301,880	400,841
Fair value of RSA	$ 200,000					$ 1,400,000	$ 771,000	$ 800,000
Restricted Stock Units (RSUs) [Member]
Equity Incentive Plans (Details) [Line Items]
Grand fair value total								$ 100,000	$ 1,300,000
RSU granted		$ 100,000
Employee Stock Purchase Plan [Member]
Equity Incentive Plans (Details) [Line Items]
Purachse of common shares (in Shares)								37,500	37,500